Accounts receivable (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Trade and Other Receivables
Trade accounts receivable	$ 720,085	$ 29,457
Sales taxes receivable	91,416	212,900
Total accounts receivable	$ 1,235,619	$ 242,357
Number of customers holding over 10% of balance	1	1
Portion of balance held	85.00%	94.00%
Bad debt expense	$ 332,715	$ 0	$ 0	$ 0